UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2011
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Check here if Amendment [  ]: Amendment Number:
                                                    ------------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Tyrus Capital LLP
Address:  11 Grosvenor Place
          London, United Kingdom SW1X 7HH

Form 13F File Number:      028-13726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Xavier Freixes
Title:      Chief Executive Officer
Phone:      +44 20 7245 7900

Signature, Place and Date of Signing:

    /s/ Xavier Freixes                   London, UK          February 14, 2012
--------------------------           ------------------      -----------------
        [Signature]                     [City, State]             [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 8
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Form 13F Information Table Value Total:             $621,840
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                           TYRUS CAPITAL LLP
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED DECEMBER 31, 2011

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                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
COMPANHIA BRASILEIRA DE DIST SPN ADR PFD CL A 20440T201  236,795 6,500,000 SH       SOLE                6,500,000
LAKE SHORE GOLD CORP         COM              510728108    9,889 7,892,500 SH       SOLE                7,892,500
MEDCO HEALTH SOLUTIONS INC   COM              58405U102  106,210 1,900,000 SH       SOLE                1,900,000
MOTOROLA MOBILITY HLDGS INC  COM              620097105   56,066 1,445,000 SH       SOLE                1,445,000
NETLOGIC MICROSYSTEMS INC    COM              64118B100   81,047 1,635,000 SH       SOLE                1,635,000
PHARMASSET INC               COM              71715N106  123,713   965,000 SH       SOLE                  965,000
PHARMASSET INC               COM              71715N106    6,410    50,000 SH  PUT  SOLE                   50,000
RALCORP HLDGS INC NEW        COM              751028101    1,710    20,000 SH       SOLE                   20,000